Per Share Amounts	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Per Share Amounts

12. PER SHARE AMOUNTS
A) Net Earnings (Loss) Per Common Share – Basic and Diluted

For the years ended December 31,	2021	2020	2019
Net Earnings (Loss)	587	(2,379)	2,194
Effect of Cumulative Dividends on Preferred Shares	(34)	—	—
Net Earnings (Loss) – Basic and Diluted	553	(2,379)	2,194

Basic – Weighted Average Number of Shares	2,016.2	1,228.9	1,228.8
Dilutive Effect of Warrants	27.6	—	—
Dilutive Effect of Net Settlement Rights	1.3	—	0.6
Diluted – Weighted Average Number of Shares	2,045.1	1,228.9	1,229.4

Net Earnings (Loss) Per Common Share – Basic ($)	0.27	(1.94)	1.78
Net Earnings (Loss) Per Common Share – Diluted ($)	0.27	(1.94)	1.78
As at December 31, 2021, $22 million of net earnings and 1.9 million of potential ordinary shares related to the assumed exercise of Cenovus replacement stock options were excluded from the diluted net earnings per share calculation as the impact was anti-dilutive. These instruments could potentially dilute earnings per share in the future. For further information on the Company's stock-based compensation plans, see Note 32.
As at December 31, 2021, 18 million NSRs (2020 — 31 million; 2019 — 32 million) were excluded from the calculation of diluted weighted average number of shares as their effect would have been anti-dilutive or their exercise prices exceeded the market price of Cenovus's common shares.
B) Common Share Dividends
For the year ended December 31, 2021, the Company paid dividends of $176 million or $0.0875 per common share (2020 – $77 million or $0.0625 per common share; 2019 – $260 million or $0.2125 per common share). The declaration of common share dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly. On February 7, 2022, the Company’s Board of Directors declared a first quarter dividend of $0.0350 per common share, payable on March 31, 2022, to common shareholders of record as at March 15, 2022.
C) Preferred Share Dividends

For the year ended December 31, 2021	Total
Series 1 First Preferred Shares	7
Series 2 First Preferred Shares	1
Series 3 First Preferred Shares	12
Series 5 First Preferred Shares	9
Series 7 First Preferred Shares	5
Total Declared and Paid Preferred Share Dividends	34
The declaration of preferred share dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly. If a dividend is not paid in full on any preferred shares on any dividend payment date, then a dividend restriction on the common shares shall apply. The preferred share dividends are cumulative. On February 7, 2022, the Company’s Board of Directors declared first quarter dividends for Cenovus's preferred shares, payable on March 31, 2022, in the amount of $9 million, to preferred shareholders of record as at March 15, 2022.